Income Taxes - Gross roll forward of deferred income tax assets, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gross roll forward of deferred income tax assets, net
Deferred income tax account at beginning of period	$ 17,149,590	$ 17,520,493
Statement of income (charge) credit	3,549,896	(589,230)
Other comprehensive income ("OCI") credit	(457,913)	270,973
Retained earnings credit	(15,589)	55,004
Discontinued operations	5,151	(107,650)
Deferred income tax account at end of period	19,379,313	$ 17,149,590
Spun-off Businesses
Gross roll forward of deferred income tax assets, net
Discontinued operations	$ (851,822)